Finance income and expense	6 Months Ended
Jun. 30, 2025
Finance income and expense [Abstract]
Finance income and expense
4.	Finance income and expense

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$’000	$’000	$’000	$’000
Finance income
Finance income on cash, cash equivalents and other financial assets	596	522	1,888	1,080
Gain on cash equivalents and other financial assets at fair value through profit and loss (“FVTPL”)	1,819	1,081	2,564	2,138
Interest income under effective interest rate method at fair value through other comprehensive income (“FVOCI”)	659	952	1,381	2,007
Finance income	3,074	2,555	5,833	5,225

Finance expense
Finance expense on investments	(165)	(165)	(333)	(331)
Finance expense on lease liability	(9)	(13)	(19)	(26)
Finance expense	(174)	(178)	(352)	(357)